LAND USE RIGHTS (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
LAND USE RIGHTS
Land use rights	$ 192,648	¥ 1,361,969	¥ 1,361,969
Less: accumulated amortization	(11,503)	(81,321)	(54,082)
Land use rights, net	$ 181,145	¥ 1,280,648	¥ 1,307,887